Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 4,486	$ 3,860	$ 12,018	$ 10,673
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	243	(85)	1,113	527
Provision for credit losses recognized in income		(3)		(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(22)	(21)	(114)	(134)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	221	(109)	999	390
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	548	(1,878)	228	(1,296)
Net foreign currency translation gains (losses) from hedging activities	(253)	722	(158)	175
Reclassification of losses (gains) on foreign currency translation to income		(160)		(160)
Reclassification of losses (gains) on net investment hedging activities to income		146	1	146
Foreign currency translation adjustments	295	(1,170)	71	(1,135)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	359	10	50	(581)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(271)	(7)	(580)	79
Net change in cash flow hedges	88	3	(530)	(502)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 9)	37	147	183	(212)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(47)	(388)	(1,061)	(875)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	2		76	18
Total items that will not be reclassified subsequently to income	(8)	(241)	(802)	(1,069)
Total other comprehensive income (loss), net of taxes	596	(1,517)	(262)	(2,316)
Total comprehensive income (loss)	5,082	2,343	11,756	8,357
Total comprehensive income attributable to:
Shareholders	5,079	2,344	11,749	8,355
Non-controlling interests	3	(1)	7	2
Total comprehensive income (loss)	5,082	2,343	11,756	8,357
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	6	(71)	302	120
Provision for credit losses recognized in income	(3)	(1)	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(3)	(8)	(31)	(38)
Unrealized foreign currency translation gains (losses)	(1)	(1)	(11)
Net foreign currency translation gains (losses) from hedging activities	(96)	267	(63)	203
Reclassification of losses (gains) on net investment hedging activities to income		45		45
Net gains (losses) on derivatives designated as cash flow hedges	117	10	(8)	(130)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(102)	(2)	(217)	32
Remeasurement gains (losses) on employee benefit plans	19	55	71	(17)
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(18)	(150)	(408)	(337)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	1	(1)	28	14
Total income tax expenses (recoveries)	$ (80)	$ 143	$ (340)	$ (108)